Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 28, 2015
Registrant Name	USA MUTUALS
Central Index Key	0001137095
Amendment Flag	false
Document Creation Date	Sep. 28, 2015
Document Effective Date	Oct. 01, 2015
Prospectus Date	Oct. 01, 2015
USA Mutuals/WaveFront Hedged Emerging Markets Fund | Institutional Class Shares
Prospectus:
Trading Symbol	WAVFX
USA Mutuals/WaveFront Hedged Emerging Markets Fund | Investor Class Shares
Prospectus:
Trading Symbol	WAVNX
USA Mutuals/WaveFront Hedged Emerging Markets Fund | Class A Shares
Prospectus:
Trading Symbol	WAVAX
USA Mutuals/WaveFront Hedged Emerging Markets Fund | Class C Shares
Prospectus:
Trading Symbol	WAVRX